Leases - Lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 2.7	$ 5.8
Carrying value of lease liabilities	2.7	5.2
Less: current portion of lease liabilities	(0.7)	(2.6)
Non-current portion of lease liabilities	2.0	2.6
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	0.6	2.6
Between 1 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	1.2	1.4
Between 3 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	0.9	1.3
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 0.0	$ 0.5